ACQUISITIONS	9 Months Ended
Sep. 30, 2011
ACQUISITIONS

NOTE 3. ACQUISITIONS

On May 25, 2011, World Surveillance Group Inc. (the “Company”) entered into a Stock Purchase Agreement (the “Agreement”) by and among the Company, Global Telesat Corp. (“GTC”), Growth Enterprise Fund, S.A. (the “Shareholder”) and David Phipps (“Phipps”) pursuant to which the Company acquired 100% of the outstanding shares of capital stock of GTC, such that GTC is now a wholly-owned subsidiary of the Company.

Pursuant to the Agreement, the purchase price paid by the Company for GTC consisted of: $600,000 in cash, with $350,000 payable on the closing of the acquisition (the “Closing”), $125,000 payable on or before the date that is 60 days after the Closing and the final $125,000 payable on or before the date that is 120 days after the Closing, 30,000,000 shares of the Company’s common stock, and an earn-out equal to 5% of the gross revenues related to the construction by GTC of certain potential satellite ground stations.  Pursuant to the Agreement and an Escrow Agreement, 5,500,000 shares of common stock out of the 30,000,000 shares issued by the Company have been placed in escrow for one year to satisfy possible indemnification claims of the Company.  David Phipps, the President of GTC, has entered into an employment agreement with GTC and WSGI to continue in his role as President of GTC. The Shareholder has the right to nominate two members of the Company’s Board of Directors, both of whom are required to be “independent” under the rules and regulations of the Securities and Exchange Commission. The Agreement also includes restrictions on the sale of the Company’s securities issued as the purchase price by the Shareholder for a two-year period following the Closing.

In connection with the Closing, GTC, the Shareholder and the Company also entered into an Option Agreement dated May 25, 2011 pursuant to which the Shareholder was granted an exclusive option to purchase certain GTC assets on the occurrence of a bankruptcy event of WSGI occurring within 18 months of the Closing at a purchase price equal to 80% of the fair market value of such assets at the time of the bankruptcy event, as determined by an independent valuation firm.

The common stock of the Company issued as purchase price pursuant to the Agreement was issued as restricted securities under an exemption provided by Section 4(2) of the Securities Act of 1933, as amended.  The Agreement, however, provides the Shareholder with certain piggyback registration rights, although these rights have been waived in connection with the registration statement the Company filed pursuant to certain Registration Rights Agreements entered into by the Company in May 2011.

Management believes the Company’s acquisition of GTC reflects the Company’s commitment to strategically expand and diversify our business. GTC provides mobile voice and data communications services globally via satellite to the U.S. government and defense industry end users. GTC specializes in services related to the Globalstar satellite constellation, including ground station construction, satellite telecommunications voice airtime and tracking services.  GTC is also an authorized reseller of satellite telecommunications services offered by other leading satellite network providers such as Inmarsat, Iridium and Thuraya. GTC’s equipment is installed in various ground stations across Africa, Asia, Australia, Europe and South America.

The operating results of GTC for the full quarter ended September 30, 2011 are included in the Company’s Condensed Consolidated Statements of Operations for the three months ended September 30, 2011 and the operating results of GTC since May 25, 2011 are included in the Company’s Condensed Consolidated Statements of Operations for the nine months ended September 30, 2011. The Company’s Condensed Consolidated Balance Sheet as of September 30, 2011 reflects the acquisition of GTC, effective on the acquisition date of May 25, 2011.

The following table summarizes the allocation of the GTC acquisition purchase price, which has been accounted for at the fair values of the assets acquired and liabilities assumed under the acquisition method of accounting:

Current assets	$203,780
Property and equipment	2,736,732
Current liabilities assumed	(90,512)

Total Purchase Price	$2,850,000

The acquired property and equipment primarily consists of eight unique satellite network infrastructure devices, known as appliqués, which provide the signal receipt and processing technology that enables and powers Globalstar’s satellite data service. GTC’s appliqués are located at a number of Globalstar satellite ground stations and provide service across Europe, Russia and parts of Australia, Asia, the Middle East and South America. Long-term contracts with Globalstar allow GTC access to their satellite network for the purposes of offering tracking services for commercial applications over the useful life of the appliqués through 2025. GTC has developed various simplex satellite tracking devices that are capable of transmitting locational and other information from any location within the Globalstar satellite network. Although GTC can sell to U.S. government customers without the need for any form of certification, GTC can not sell such tracking devices commercially without certification from Globalstar and the Federal Communications Commission for use in the U.S., and from comparable entities globally, like CE Mark.  GTC has begun the process to apply for certification to sell these devices both in the U.S. and globally. Although, GTC believes the likelihood of obtaining these certifications is high due to its experience in producing these tracking devices for government customers combined with its knowledge and experience of the Globalstar network and their certification requirements, there is no guarantee that GTC will be able to certify its tracking devices. GTC is currently obtaining certification of their proprietary tracking devices for commercial applications and expects to begin selling the tracking devices and service plans before the end of 2011.

The following table shows certain unaudited pro forma results of the Company, assuming the Company had acquired GTC on January 1, 2011:

Revenues	$236,438

Net loss	$(245,887)

Per common share data:
Basic and diluted	$(0.00)

Weighted average shares:
Basic and diluted	368,748,473